Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheet to the total of the same such amounts shown in the condensed consolidated statement of cash flows:

(in thousands)	June 30, 2018	June 30, 2017
Cash and cash equivalents	$29,322	$10,087
Restricted cash (included in other assets)	107	—
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$29,429	$10,087